INCOME TAX EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Income tax:
Current year	238	20	16
Deferred tax:
Current year	(64)	-	-
Income Tax Expense	174	20	16

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Income before tax expenses:	772	(812)	(638)

Tax at the domestic income tax rate	131	(138)	(108)
Tax effect of expenses that are not deductible in determining taxable profit	43	158	124
Income Tax Expense	174	20	16